LEASES - Supplemental balance sheet information (Details)	Jun. 30, 2021	Dec. 31, 2020
LEASES
Weighted-average Remaining Lease Term, Operating leases	7 years 2 months 23 days	7 years 4 months 28 days
Weighted-average Remaining Lease Term, Finance lease	9 years 2 months 4 days	9 years 8 months 1 day
Weighted-average Discount Rate, Operating leases	4.50%	4.51%